AUGUST 31, 2026 (Unaudited) :: BITCOIN & ETHER EQUAL WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 51 .0%
Repurchase Agreements (a) — 51 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,540,984
(Cost $4,540,534) $ 4,540,534
$ 4,540,534
Total Investments — 51.0%
(Cost $4,540,534) 4,540,534
Other assets less liabilities — 49.0% 4,368,970
Net Assets — 100.0% $ 8,909,504
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 12 9/25/2026 U.S. Dollar $ 4,754,700 $ (62,310)
CME Ether 33 9/25/2026 U.S. Dollar 4,113,450 (29,299)
$ (91,609)

BITCOIN & ETHER MARKET CAP WEIGHT ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 55 .8%
Repurchase Agreements (a) — 55 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $6,624,802
(Cost $6,624,141) $ 6,624,141
$ 6,624,141
Total Investments — 55.8%
(Cost $6,624,141) 6,624,141
Other assets less liabilities — 44.2% 5,251,127
Net Assets — 100.0% $ 11,875,268
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 25 9/25/2026 U.S. Dollar $ 9,905,625 $ (129,813)
CME Ether 16 9/25/2026 U.S. Dollar 1,994,400 (14,205)
$ (144,018)

AUGUST 31, 2026 (Unaudited) :: BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Shares Value
Exchange Traded Funds — 66 .2%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $1,126,324,400) 11,250,000 $ 1,126,350,000
Principal
Amount
Short-Term Investments — 1 .5%
Repurchase Agreements (c) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $25,884,813
(Cost $25,882,230) $ 25,882,230
25,882,230
Total Investments — 67.7%
(Cost $1,152,206,630) 1,152,232,230
Other assets less liabilities — 32.3% 549,324,939
Net Assets — 100.0% $ 1,701,557,169
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

BITCOIN ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 1,101,320,000 675,718,100 (650,574,948) 30,848 (144,000) 1,126,350,000 11,250,000 7,812,089
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 3,515 9/25/2026 U.S. Dollar $ 1,392,730,875 $ 3,041,900
Coinbase Bit 3,000 9/25/2026 U.S. Dollar 238,140,000 403,830
$ 3,445,730
Swap Agreements
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
70,680,844 9/30/2026 Societe Generale 1.00%
S&P CME Bitcoin Daily Roll
Index —
70,680,844 —
Total Unrealized
Appreciation
—
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: COINDESK CRYPTO 20 ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

KRYP
::
Value
Other assets less liabilities — 100.0%
$ 1,323,360
Net Assets — 100.0%
$ 1,323,360
Swap Agreements
CoinDesk 20 Crypto ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,324,978 3/31/2027 Galaxy 12.13% CoinDesk 20 Index 271,370
1,324,978 271,370
Total Unrealized
Appreciation
271,370
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ETHER ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Principal
Amount Value
Short-Term Investments — 47 .7%
Repurchase Agreements (a) — 47 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $33,178,468
(Cost $33,175,159) $ 33,175,159
$ 33,175,159
Total Investments — 47.7%
(Cost $33,175,159) 33,175,159
Other assets less liabilities — 52.3% 36,447,140
Net Assets — 100.0% $ 69,622,299
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 10,012,000 – (10,008,824) (176) (3,000) – – 56,549
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 559 9/25/2026 U.S. Dollar $ 69,679,350 $ 510,097

AUGUST 31, 2026 (Unaudited) :: SHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Shares Value
Exchange Traded Funds — 20 .4%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $25,033,675) 250,000 $ 25,030,000
Principal
Amount
Short-Term Investments — 51 .6%
Repurchase Agreements (c) — 51 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $63,203,939
(Cost $63,197,632) $ 63,197,632
63,197,632
Total Investments — 72.0%
(Cost $88,231,307) 88,227,632
Other assets less liabilities — 28.0% 34,352,143
Net Assets — 100.0% $ 122,579,775
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 50,060,000 – (25,022,060) (11,615) 3,675 25,030,000 250,000 368,112
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 302 9/25/2026 U.S. Dollar $ 119,659,950 $ (658,054)

SHORT ETHER ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 58 .0%
Repurchase Agreements (a) — 58 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $6,756,480
(Cost $6,755,806) $ 6,755,806
$ 6,755,806
Total Investments — 58.0%
(Cost $6,755,806) 6,755,806
Other assets less liabilities — 42.0% 4,887,862
Net Assets — 100.0% $ 11,643,668
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 93 9/25/2026 U.S. Dollar $ 11,592,450 $ 64,357

AUGUST 31, 2026 (Unaudited) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Investments
Principal
Amount Value
Short-Term Investments — 3 .8%
Repurchase Agreements (a) — 3 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $19,684,749
(Cost $19,682,786) $ 19,682,786
$ 19,682,786
Total Investments — 3.8%
(Cost $19,682,786) 19,682,786
Other assets less liabilities — 96.2% 494,650,661
Net Assets — 100.0% $ 514,333,447
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 20,024,000 – (20,017,648) 9,648 (16,000) – – 113,098
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 351 9/25/2026 U.S. Dollar $ 139,074,975 $ 518,997
Swap Agreements
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
207,932,328 9/21/2026 Barclays Bank PLC 7.88% iShares Bitcoin Trust 26,942,937
87,884,676 2/8/2027 Cantor Fitzgerald 12.13% Fidelity Wise Origin Bitcoin 14,645,620
165,783,098 11/6/2026 Citibank NA 6.63% Fidelity Wise Origin Bitcoin 20,839,633
124,498,461 12/7/2026 Goldman Sachs International 6.63% iShares Bitcoin Trust 28,708,818
154,865,574 2/8/2027 J.P. Morgan Securities, LLC 7.63% iShares Bitcoin Trust 27,290,461
83,466,878 11/6/2026 Marex 8.63% iShares Bitcoin Trust 8,137,240
67,826,526 2/8/2027
Nomura Global Financial
Products Inc. 11.13% iShares Bitcoin Trust 15,251,933
892,257,541 141,816,642
Total Unrealized
Appreciation
141,816,642
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ETHER ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHT
::
Investments
Principal
Amount Value
Short-Term Investments — 15 .5%
Repurchase Agreements (a) — 15 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $40,565,241
(Cost $40,561,193) $ 40,561,193
$ 40,561,193
Total Investments — 15.5%
(Cost $40,561,193) 40,561,193
Other assets less liabilities — 84.5% 221,055,072
Net Assets — 100.0% $ 261,616,265
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 640 9/25/2026 U.S. Dollar $ 79,776,000 $ 225,107
Swap Agreements
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
135,217,387 2/8/2027 Goldman Sachs International 8.13% iShares Ethereum Trust 40,691,631
224,048,804 2/8/2027 Marex 8.63% iShares Ethereum Trust (126,822)
83,337,864 3/31/2027
Nomura Global Financial
Products Inc. 18.63% iShares Ethereum Trust (841,663)
442,604,055 39,723,146
Total Unrealized
Appreciation
40,691,631
Total Unrealized
Depreciation
(968,485)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA SOLANA ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SLON
::
Value
Other assets less liabilities — 100.0%
$ 25,173,574
Net Assets — 100.0%
$ 25,173,574
Futures Contracts Purchased
Ultra Solana ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Solana 728 9/25/2026 U.S. Dollar $ 37,819,600 $ 1,677,027
Coinbase Solana 1,200 9/25/2026 U.S. Dollar 12,483,600 1,466,154
$ 3,143,181

ULTRA XRP ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXRP
::
Value
Other assets less liabilities — 100.0%
$ 49,061,964
Net Assets — 100.0%
$ 49,061,964
Futures Contracts Purchased
Ultra XRP ETF had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME XRP 1,042 9/25/2026 U.S. Dollar $ 72,835,800 $ (3,633,559)
Coinbase XRP 1,800 9/25/2026 U.S. Dollar 25,237,800 257,901
$ (3,375,658)

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBIT
::
Investments
Principal
Amount Value
Short-Term Investments — 21 .7%
Repurchase Agreements (a) — 21 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $33,183,236
(Cost $33,179,926) $ 33,179,926
$ 33,179,926
Total Investments — 21.7%
(Cost $33,179,926) 33,179,926
Other assets less liabilities — 78.3% 119,436,966
Net Assets — 100.0% $ 152,616,892
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 112 9/25/2026 U.S. Dollar $ 44,377,200 $ (628,975)
Swap Agreements
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(119,854,970) 9/21/2026 Barclays Bank PLC (6.88)% iShares Bitcoin Trust (18,407,964)
(44,439,520) 2/8/2027 Citibank NA 1.37% Fidelity Wise Origin Bitcoin (44,215)
(38,489,236) 2/8/2027 Goldman Sachs International (3.63)% iShares Bitcoin Trust 3,274,016
(42,941,092) 2/8/2027 Marex 1.37% iShares Bitcoin Trust (60,562)
(12,944,339) 2/8/2027
Nomura Global Financial
Products Inc. (1.63)% iShares Bitcoin Trust 2,605,755
(258,669,157) (12,632,970)
Total Unrealized
Appreciation
5,879,771
Total Unrealized
Depreciation
(18,512,741)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ETHER ETF :: AUGUST 31, 2026 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHD
::
Investments
Principal
Amount Value
Short-Term Investments — 23 .5%
Repurchase Agreements (a) — 23 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $12,480,742
(Cost $12,479,498) $ 12,479,498
$ 12,479,498
Total Investments — 23.5%
(Cost $12,479,498) 12,479,498
Other assets less liabilities — 76.5% 40,637,218
Net Assets — 100.0% $ 53,116,716
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Ether 199 9/25/2026 U.S. Dollar $ 24,805,350 $ (334,303)
Swap Agreements
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(20,523,447) 3/31/2027 Goldman Sachs International (3.63)% iShares Ethereum Trust (1,853,581)
(40,196,427) 2/8/2027 Marex 1.37% iShares Ethereum Trust (230,593)
(17,858,861) 2/8/2027
Nomura Global Financial
Products Inc. 1.37% iShares Ethereum Trust 140,360
(78,578,735) (1,943,814)
Total Unrealized
Appreciation
140,360
Total Unrealized
Depreciation
(2,084,174)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2026 (Unaudited) :: 15
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
Bitcoin & Ether Equal Weight ETF
...............................
$ 1,252,928
$ 250,586 $ 400,937 $ 751,757 $ 1,884,326 $ 4,540,534
Bitcoin & Ether Market Cap Weight ETF
...........................
1,827,885
365,577 584,923 1,096,731 2,749,025 6,624,141
Bitcoin ETF
...........................................
7,142,020
1,428,404 2,285,445 4,285,212 10,741,149 25,882,230
Ether ETF
............................................
9,154,452
1,830,890 2,929,426 5,492,671 13,767,720 33,175,159
Short Bitcoin ETF
........................................
17,438,943
3,487,789 5,580,461 10,463,366 26,227,073 63,197,632
Short Ether ETF
........................................
1,864,217
372,843 596,550 1,118,530 2,803,666 6,755,806
Ultra Bitcoin ETF
........................................
5,431,327
1,086,265 1,738,025 3,258,796 8,168,373 19,682,786
Ultra Ether ETF
.........................................
11,192,577
2,238,515 3,581,625 6,715,546 16,832,930 40,561,193
UltraShort Bitcoin ETF
.....................................
9,155,768
1,831,154 2,929,845 5,493,461 13,769,698 33,179,926
UltraShort Ether ETF
......................................
3,443,630
688,726 1,101,961 2,066,178 5,179,003 12,479,498
$ 67,903,747 $ 13,580,749 $ 21,729,198 $ 40,742,248 $ 102,122,963 $ 246,078,905
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 2.38%, due 2/15/2039 to 2/15/2056; U.S. Treasury Notes, 1.13% to 4.13%, due 10/15/2030 to 11/30/2031,
which had an aggregate value at the Trust level of $510,000,002.
(b) U.S. Treasury Notes, 3.88%, due 8/15/2033, which had an aggregate value at the Trust level of $102,000,042.
(c) U.S. Treasury Bonds, 0%, due 2/15/2027; U.S. Treasury Notes, 1.63% to 4.38%, due 10/15/2027 to 8/31/2031, which had an aggregate value at the Trust level of $163,200,021.
(d) U.S. Treasury Bonds, 0% to 3.38%, due 1/15/2028 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 7/31/2027 to 1/15/2035, which had an aggregate value at the Trust level of $306,000,052.
(e) U.S. Treasury Bills, 0%, due 9/1/2026 to 8/5/2027; U.S. Treasury Bonds, 0% to 6.25%, due 9/30/2026 to 8/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 9/30/2026 to 7/15/2036, which had an aggregate value at the Trust level of $767,085,905.